Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity

Note 8 – Equity

Capital contribution

For the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015, the Company received $17,853, $6,860,367 and $936,600 of capital contributions, respectively, from controlling interest shareholders. For the year ended December 31, 2016, the Company received $1,184,202 of capital contributions from non-controlling interest shareholders.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun.

Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As of December 31, 2017, 2016 and 2015, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun collectively attributed $6,189, $6,189 and $0 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2017 and 2016, amounts restricted are the net assets of Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun, which amounted to $8,903,790 and $8,819,800 respectively.

Ordinary shares issuances

On June 23, 2017, 10,942,360 ordinary shares of the Company were issued to the Participating Shareholders in connection with the restructuring of the Company.

On June 23, 2017, 796,640 ordinary shares of the Company were issued for consulting services in connection with internet finance industry development, financing consultation for the period July 2017 to June 2020. The valuation of these shares was valued at approximately $1.6 million at $1.98 per share determined by the recent cash transactions contributed in Shanghai Dianniu in December 2016 in exchange of the Company’s shares in connection with the restructuring of the Company.

On June 23, 2017, 650,000 ordinary shares of the Company were issued for consulting services in connection with private financing and road show services in relation to the Company’s initial public offering (“IPO”) for the period July 2017 until the successful completion of the Company’s IPO. The valuation of these shares was valued at approximately $1.3 million at $1.98 per share determined by the recent cash transactions contributed in Shanghai Dianniu in December 2016 in exchange of the Company’s shares in connection with the restructuring of the Company.

On June 23, 2017, 585,000 ordinary shares of the Company were issued for consulting services in connection with financial, and accounting services in connection the Company’s IPO. The valuation of these shares was valued at approximately $1.2 million at $1.98 per share determined by the recent cash transactions contributed in Shanghai Dianniu in December 2016 in exchange of the Company’s shares in connection with the restructuring of the Company. Approximately $1.0 million fair value of services fee with a term for the period July 2017 until the successful completion of the Company’s IPO with approximately $0.2 million fair value of service fee with a term for the period July 2017 to June 2018.

On November 3, 2017, prior to completion of its initial public offering, the shareholders of the Company resolved to sub-divide the 50,000 issued ordinary shares of a par value of US $1.00 per share in the capital of the Company into 5,000,000 ordinary shares of a par value of US $0.01 per share and increase the authorized share capital of the Company to 50,000,000 ordinary shares from 50,000 ordinary shares. Simultaneously, the Board of Directors of the Company adopted a consent to issue additional 8,000,000 ordinary shares to the Company’s existing shareholders proportionally with their respective existing ownership percentage immediately prior to this new issuance.

The Company considered the above transactions as a 260 for 1 stock split of its ordinary shares and deemed the original 50,000 ordinary shares were part of the Company’s recapitalization to result in 13,000,000 ordinary shares issued and outstanding prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the stock split.